UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME	3 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 JPY (¥) ¥ / shares shares	Mar. 31, 2025 JPY (¥) ¥ / shares shares
Income Statement [Abstract]
NET REVENUE	$ 18,571,311	¥ 2,954,324,120	¥ 2,686,214,407
Cost of revenue	(12,584,995)	(2,002,020,892)	(1,895,769,261)
GROSS PROFIT	5,986,316	952,303,228	790,445,146
Selling, general, and administrative expenses	(5,022,599)	(798,995,128)	(624,299,080)
INCOME FROM OPERATIONS	963,717	153,308,100	166,146,066
OTHER INCOME (EXPENSE)
Interest income	16,149	2,569,001	1,202,167
Interest expense	(16,439)	(2,615,163)	(4,701,295)
Dividend income	550	87,500	87,500
Grant income	77,954	12,400,890	8,524,957
Unrealized loss on short-term investment			(161,000)
Unrealized gain on long-term investment	17,193	2,735,074
Loss on disposal of long-lived assets		(4)	(168,969)
Other income (expense), net	5,359	852,524	(15,705,413)
Total other income (expense), net	100,766	16,029,822	(10,922,053)
INCOME BEFORE INCOME TAX PROVISION	1,064,483	169,337,922	155,224,013
PROVISION FOR INCOME TAXES
Current	(179,119)	(28,494,222)	(3,626,835)
Deferred	(103,820)	(16,515,696)	(29,056,916)
Total provision for income taxes	(282,939)	(45,009,918)	(32,683,751)
NET INCOME	$ 781,544	¥ 124,328,004	¥ 122,540,262
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	26,160,619	26,160,619	24,910,619
Diluted	26,163,619	26,163,619	24,913,619
EARNINGS PER SHARE
Basic | (per share)	$ 0.03	¥ 4.75	¥ 4.92
Diluted | (per share)	$ 0.03	¥ 4.75	¥ 4.92